Events Occurring After Reporting Date (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Summary of Share Options Issued to KMPs

	Dr Errol De Souza share options	Mr Jack Moschakis and Ms Liz Doolin share options
Share price at date of issue	A$0.11	A$0.15
Exercise price	A$0.04	A$0.04
Bionomics share volatility	105%	105%
Risk free interest rate	0.42%	0.43%

Share price at date of issue	A$0.13
Exercise price	A$0.1687
Bionomics share volatility	89%
Risk free interest rate	0.30%

Key Management Personnel
Disclosure of transactions between related parties [line items]
Summary of Share Options Issued to KMPs	Details of share options that were issued to the KMPs are set out below:

KMP	Number
Mr Adrian Hinton	2,000,000
Mr Connor Bernstein	3,500,000
Ms Liz Doolin	2,000,000